Abacus Settlements LLC - UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2022
Total revenues		$ 11,507,748		$ 29,784,048
Total cost of revenue		1,754,894		3,840,969
Total gross profit		9,752,854		25,943,079
OPERATING EXPENSES:
General and administrative expenses		59,816		706,523
Depreciation				3,211
Total operating expenses		(912,394)		2,816,439
Operating income (loss)		10,665,248		23,126,640
OTHER INCOME (EXPENSE)
Interest income		0		0
Interest (expense)		0		0
Other income (expense)		42,289		(199,958)
Total other income (expense)		42,289		(199,958)
Net income before provision for income taxes		10,707,537		22,926,682
Income tax expense		352,081		648,887
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS		$ 9,992,004		$ 21,507,702
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average shares used in computing net income per share, basic (in shares)		50,369,350		50,369,350
Weighted-average units outstanding - diluted (in shares)		50,369,350		50,369,350
NET INCOME/(LOSS) PER UNIT:
Basic earnings per unit (in dollars per share)		$ 0.2		$ 0.43
Diluted earnings per unit (in dollars per share)		$ 0.2		$ 0.43
Abacus Settlements, LLC
Origination revenue	$ 6,884,690	$ 6,031,480	$ 13,184,676	$ 19,046,144
Total revenues	6,884,690	6,031,481	13,184,676	19,046,144
Total cost of revenue	4,897,980	3,864,079	9,293,303	12,651,704
Total gross profit	1,986,710	2,167,402	3,891,373	6,394,440
OPERATING EXPENSES:
General and administrative expenses	2,297,577	2,284,061	4,848,580	6,232,419
Depreciation	2,561	3,161	5,597	9,149
Total operating expenses	2,300,138	2,287,222	4,854,177	6,241,568
Operating income (loss)	(313,428)	(119,820)	(962,804)	152,872
OTHER INCOME (EXPENSE)
Interest income	1,193	358	1,917	1,505
Interest (expense)	(5,863)	(2,954)	(11,725)	(2,954)
Other income (expense)	0	0	0	273
Total other income (expense)	(4,670)	(2,596)	(9,808)	(1,176)
Net income before provision for income taxes	(318,098)	(122,417)	(972,612)	151,696
Income tax expense	0	582	2,289	1,907
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ (318,098)	$ (122,999)	$ (974,901)	$ 149,789
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average shares used in computing net income per share, basic (in shares)	400	400	400	400
Weighted-average units outstanding - diluted (in shares)	400	400	400	400
NET INCOME/(LOSS) PER UNIT:
Basic earnings per unit (in dollars per share)	$ (795.25)	$ (307.5)	$ (2,437.25)	$ 374.47
Diluted earnings per unit (in dollars per share)	$ (795.25)	$ (307.5)	$ (2,437.25)	$ 374.47
Abacus Settlements, LLC | Nonrelated Party
Origination revenue	$ 1,689,088	$ 1,766,853	$ 3,252,738	$ 4,951,921
Total cost of revenue	1,505,333	933,089	2,734,949	4,198,402
Abacus Settlements, LLC | Related Party
Origination revenue	5,195,602	4,264,628	9,931,938	14,094,223
Total cost of revenue	$ 3,392,647	$ 2,930,990	$ 6,558,354	$ 8,453,302